NATIONWIDE MUTUAL FUNDS
Nationwide Destination 2010 Fund	Nationwide Destination 2050 Fund
Nationwide Destination 2015 Fund	Nationwide Destination 2055 Fund
Nationwide Destination 2020 Fund	Nationwide Destination 2060 Fund
Nationwide Destination 2025 Fund	Nationwide Investor Destinations Aggressive Fund
Nationwide Destination 2030 Fund	Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Destination 2035 Fund	Nationwide Investor Destinations Moderate Fund
Nationwide Destination 2040 Fund	Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Destination 2045 Fund	Nationwide Investor Destinations Conservative Fund

Supplement dated July 7, 2017
to the Statement of Additional Information ("SAI") dated February 28, 2017, as revised March 22, 2017

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

1.	Effective June 30, 2017:

a.	All references to, and information regarding, Thomas R. Hickey Jr., in Appendix C only are hereby deleted in their entirety.

b.	The subsection "Investments in Each Fund" under the heading "Appendix C – Portfolio Managers" is amended to include the following:

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of May 31, 2017)
Nationwide Fund Advisors
Keith P. Robinette, CFA
Nationwide Destination 2010 Fund
Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund
None None None None None None None None None None None None None None None None
Andrew Urban, CFA
Nationwide Destination 2010 Fund
Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
Nationwide Investor Destinations Aggressive Fund
Nationwide Investor Destinations Moderately Aggressive Fund
Nationwide Investor Destinations Moderate Fund
Nationwide Investor Destinations Moderately Conservative Fund
Nationwide Investor Destinations Conservative Fund
None None None None None None None None None None None None None None None None

c. The subsection "Other Managed Accounts" under the heading "Appendix C -- Portfolio Managers" is amended to include the following:

Name of Portfolio Manager	Managed by Each Portfolio Manager and Total Assets by Category (As of May 31, 2017)
Nationwide Fund Advisors
Keith P. Robinette, CFA	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $ 0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Andrew Urban, CFA	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $ 0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE